Finance Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 231,780,842	$ 258,648,939
Amounts representing interest and deferred finance fees	(34,076,458)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	197,704,384	215,679,694
Current portion of finance lease obligations	19,084,775	18,650,022
Current portion of deferred finance fees	(630,553)	(674,700)
Non-current portion of finance lease obligations	181,250,674	200,335,437
Non-current portion of deferred finance fees	(2,000,512)	(2,631,065)
Total finance lease obligations, net of deferred finance fees	197,704,384	215,679,694
Japanese Leases No.1 and 2 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	26,531,100	31,398,900
Japanese Lease No.3 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	13,119,000	15,498,000
Japanese Lease No.4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	21,949,099	23,983,699
CMBFL Leases No.1 to 4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	72,459,942	79,896,836
Ocean Yield ASA [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	55,729,620	61,153,740
China Huarong Leases [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 41,992,081	$ 46,717,764